Lease arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Lease arrangements
Summary of right-of-use assets

Right-of-use assets

	2022 £m	2023 £m
At start of year	161	145
Additions	34	38
Acquisitions	3	-
Remeasurement	8	6
Disposals	(8)	(7)
Depreciation	(63)	(65)
Exchange translation differences	10	(4)
At end of year	145	113

Summary of lease liability	Lease liability

	2022 £m	2023 £m
Current
Property	(65)	(55)
Non-property	(2)	(2)
Non-current
Property	(113)	(82)
Non-property	(2)	(2)
Total	(182)	(141)

Summary of net finance lease receivable

RELX subleases vacant space available within its leased properties. IFRS 16 specifies conditions whereby a sublease is classed as a finance lease for the sub-lessor. The finance lease receivable balance held is as follows:

	2022 £m	2023 £m
Net finance lease receivable	5	4